Financial Instruments (Commercial Paper Program) - Additional information (Detail) (USD $)	Jun. 30, 2013	Feb. 28, 2013 Commercial Paper
Short-term Debt [Line Items]
Capacity of commercial paper program		$ 1,000,000,000
Commercial Paper	$ 0